Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Net income	$ 6,896	$ 5,521	$ 3,976
Items that will not be reclassified subsequently to the income statement
Translation adjustments	(6,762)	(717)	6,460
Retirement benefit obligations	41	(46)	(70)
Fair value adjustment to investment in equity securities	60
Transfer to reserve	(16)
Total items that will not be reclassified subsequently to the income statement, net of tax	(6,677)	(763)	6,390
Items that may be reclassified subsequently to the income statement
Translation adjustments	3,899	1,026	(3,677)
Fair value adjustment to debt instruments			1
Cash flow hedge			10
Net investments hedge	(543)	(95)
Transfer of realized results to net income	(78)	(11)	(78)
Total of items that may be reclassified subsequently to the income statement, net of tax	3,278	920	(3,744)
Total comprehensive income	3,497	5,678	6,622
Comprehensive income (loss) attributable to noncontrolling interests	(84)	13	111
Comprehensive income (loss) attributable to Vale's stockholders	3,581	5,665	6,511
From continuing operations	3,589	5,696	6,642
From discontinued operations	(8)	(31)	(131)
Comprehensive income (loss) attributable to Vale's stockholders	$ 3,581	$ 5,665	$ 6,511